Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenues
Revenue from contracts with customers	€ 6,837	€ 6,691	€ 12,852	€ 11,331
EMEA
Revenues
Revenue from contracts with customers	3,536	3,178	6,066	6,271
Asia Pacific
Revenues
Revenue from contracts with customers	1,703	1,466	2,129	1,830
Americas
Revenues
Revenue from contracts with customers	1,598	2,047	4,657	3,230
Systems
Revenues
Revenue from contracts with customers	4,025	3,610	7,184	5,028
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	3,702	2,966	6,537	4,244
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	323	644	647	784
Systems | EMEA
Revenues
Revenue from contracts with customers	1,931	1,250	2,663	2,150
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	1,442	1,144	1,722	1,288
Systems | Americas
Revenues
Revenue from contracts with customers	652	1,216	2,799	1,590
Services
Revenues
Revenue from contracts with customers	2,812	3,081	5,668	6,303
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,812	3,081	5,668	6,303
Services | EMEA
Revenues
Revenue from contracts with customers	1,605	1,928	3,403	4,121
Services | Asia Pacific
Revenues
Revenue from contracts with customers	261	322	407	542
Services | Americas
Revenues
Revenue from contracts with customers	€ 946	€ 831	€ 1,858	€ 1,640